The table below shows the fair value of guarantees of loans and advances to customers. (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Book Value [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 305,691,791	R$ 293,491,411
Stage 1	267,366,804	255,289,107
Stage 2	10,397,088	14,119,637
Stage 3	27,927,899	24,082,667
Individuals	357,611,537	320,342,196
Stage 1	292,656,355	272,635,668
Stage 2	31,531,058	23,075,748
Stage 3	33,424,124	24,630,780
Total	663,303,328	613,833,607
Fair Value Guarantees [Member]
IfrsStatementLineItems [Line Items]
Companies	119,422,414	113,682,742
Stage 1	110,048,239	100,979,275
Stage 2	4,280,315	5,262,230
Stage 3	5,093,860	7,441,237
Individuals	228,720,031	201,350,955
Stage 1	195,708,576	175,139,469
Stage 2	25,873,396	18,991,289
Stage 3	7,138,059	7,220,197
Total	R$ 348,142,445	R$ 315,033,697